Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories:
    Inventories in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2013	December 31, 2012
Lubricants	266	471
Bunkers	647	-
Total	913	471